Stockholders' Equity (Deficit) (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of Stock-based Compensation Expense

The stock-based compensation expense recognized for the periods presented below was as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2016	2015	2017	2016
			(Unaudited)
Stock-based compensation expense by type of award:
Restricted stock	$151	$54	$629	$78
Common stock awards	1,442	—	250	1,442
Employee stock purchase plan	—	—	24	—
Stock options	137	73	12,708	68

Total	$1,730	$127	$13,611	$1,588

Stock-based compensation expense by operating expense grouping:
Sales and marketing	$71	$80	$276	$51
Research and development	31	20	261	17
General and administrative	1,628	27	13,074	1,520

Total	$1,730	$127	$13,611	$1,588

Schedule of Restricted Stock Activity

Restricted stock activity for the periods presented was as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	133,569	$1.50
Granted	108,345	$1.42
Forfeited	(120,696)	$1.43
Vested	(41,568)	$1.50

Unvested at December 31, 2015	79,650	$1.50
Granted	213,940	$4.75
Forfeited	(14,143)	$3.88
Vested	(70,561)	$1.50

Unvested at December 31, 2016	208,886	$4.80
Granted (unaudited)	52,433	$14.79
Forfeited (unaudited)	(22,018)	$8.43
Vested (unaudited)	(78,399)	$7.82

Unvested at September 30, 2017 (unaudited)	160,902	$6.08

Schedule of Fair Value Assumptions

The Black-Scholes option-pricing model requires various assumptions, which are noted in the following table:

	Year Ended December 31, 2016	Year Ended December 31, 2015	Nine Months Ended September 30, 2017 (Unaudited)
Expected terms (in years)	5.58 - 6.08	5.28 - 6.07	5.83 - 6.08
Expected volatility	55.00% - 60.00%	55.00%	65%
Risk-free interest rate	1.30% - 1.72%	1.34% - 2.07%	1.89% - 2.20%
Expected dividend yield	—	—	—

Schedule of Stock Option Activity

The following is a summary of the Company’s stock option activity:

		Weighted-Average
	Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	588,007	$1.50	9.68 years	$—
Options granted	236,799	$1.50
Options forfeited / cancelled	(190,608)	$1.50

Outstanding at December 31, 2015	634,198	$1.50	8.84 years	$—
Options granted	317,931	$3.82
Options exercised	(51,507)	$1.50
Options forfeited / cancelled	(220,188)	$1.50

Outstanding at December 31, 2016	680,434	$2.27	8.49 years	$3,031
Options Granted (unaudited)	4,000,508	$14.66
Options Exercised (unaudited)	(3,281)	$1.70
Options Forfeited / Cancelled (unaudited)	(115,719)	$8.56

Outstanding at September 30, 2017 (unaudited)	4,561,942	$12.99	8.98 years	$155,197

Exercisable at September 30, 2017 (unaudited)	1,661,125